Credit Risk - Disclosure of Country Risk Exposure (Details) - Credit risk - Customers And Related Parties - GBP (£) £ in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances	£ 299.5	£ 289.8
UK
Disclosure of credit risk exposure [line items]
Loans and advances	282.6	271.5
Rest of Europe
Disclosure of credit risk exposure [line items]
Loans and advances	12.1	11.4
Rest of World
Disclosure of credit risk exposure [line items]
Loans and advances	£ 4.8	£ 6.9